INTANGIBLE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Assets

at December 31	2017	2016
(millions of Canadian $)

Capital projects in development	596	2,094
Deferred income tax assets (Note 16)	316	392
Employee post-retirement benefits (Note 23)	193	189
Fair value of derivative contracts (Note 24)	73	133
Other	306	218
	1,484	3,026